Deferred and current taxation - Credited to other comprehensive income (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Deferred tax applicable to items charged or credited to other comprehensive income
Defined benefit pension obligations			€ (0.1)
Derivative financial instruments	€ (87.0)	€ 76.6	(90.2)
Total tax charge in other comprehensive income	€ (87.0)	€ 76.6	€ (90.3)